Commitments and contingent liabilities - Significant Industry Concentrations Related to Credit Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	$ 61,540	$ 64,458
Financial institutions
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	13,051	14,689
Unfunded commitments	32,500
Total exposure	45,600
Financial institutions | Securities Industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	3,600
Unfunded commitments	19,200
Total exposure	22,800
Financial institutions | Asset managers
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,400
Unfunded commitments	6,400
Total exposure	7,800
Financial institutions | Banks
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	7,000
Unfunded commitments	1,200
Total exposure	8,200
Financial institutions | Insurance
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100
Unfunded commitments	3,500
Total exposure	3,600
Financial institutions | Government
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100
Unfunded commitments	900
Total exposure	1,000
Financial institutions | Other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	900
Unfunded commitments	1,300
Total exposure	2,200
Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	2,911	$ 2,617
Unfunded commitments	18,000
Total exposure	20,900
Commercial | Manufacturing
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,300
Unfunded commitments	6,100
Total exposure	7,400
Commercial | Services and other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	900
Unfunded commitments	6,000
Total exposure	6,900
Commercial | Energy and utilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	700
Unfunded commitments	4,400
Total exposure	5,100
Commercial | Media and telecom
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0
Unfunded commitments	1,500
Total exposure	$ 1,500